Recently Issued and Adopted Accounting Pronouncements and Regulatory Items	12 Months Ended
Dec. 31, 2012
Recently Issued And Adopted Accounting Pronouncements
Recently Issued and Adopted Accounting Pronoucements and Regulatory Items
Recently Issued and Adopted Accounting Pronouncements and Regulatory Items
New accounting guidance and regulatory items
Balance Sheet - Offsetting
In December 2011, the Financial Accounting Standards Board ("FASB") issued its updated guidance on balance sheet offsetting. This new standard provides guidance to determine when offsetting in the balance sheet is appropriate. The guidance is designed to enhance disclosures by requiring improved information about financial instruments and derivative instruments. The goal is to provide users of the financial statements the ability to evaluate the effect or potential effect of netting arrangements on an entity's statement of financial position. This guidance will only impact the disclosures within an entity's financial statements and notes to the financial statements and does not result in a change to the accounting treatment of financial instruments and derivative instruments. We adopted the provisions of this guidance on January 1, 2013. The new guidance is required to be adopted retrospectively. As this guidance provides only presentation requirements, the adoption of this standard did not impact the Company's results of operations, cash flows or financial position. The new required disclosures associated with this guidance have been included within Note 17 to this Exhibit 99.4.
Reclassification from Accumulated Other Comprehensive Income
In February 2013, the FASB issued its guidance requiring new disclosures for the reclassification from accumulated other comprehensive income (AOCI) to net income. This new guidance requires that we present either in a single note or parenthetically on the face of the financial statements, the effect of significant amounts reclassified from each component of accumulated other comprehensive income based on its source and the income statement line items affected by the reclassification. This guidance only impacts disclosures within our consolidated financial statements and notes to the consolidated financial statements and does not result in a change to the accounting treatment of AOCI. We are required to adopt this guidance prospectively beginning with our March 31, 2013 interim reporting on Form 10-Q.
Accounting guidance and regulatory items adopted in 2012
Testing Goodwill for Impairment
In September 2011, the FASB issued its updated guidance for the testing of goodwill for impairment. The update allows us the option to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If after assessing qualitative factors it is determined that it is more likely than not the fair value of the reporting unit is less than its carrying amount, we will need to perform a more detailed goodwill impairment test which is used to identify potential goodwill impairments and to measure the amount of goodwill impairment losses to be recognized, if any. The objective of this new approach is to simplify how entities test goodwill for impairment. We adopted this new guidance on January 1, 2012.
In July 2012, the FASB issued its updated guidance for the testing of indefinite life intangible assets for impairment. The updated guidance complemented the goodwill guidance issued in September of 2011, noted in the preceding paragraph, by allowing us to test for impairment utilizing a qualitative approach instead of the previous quantitative assessment. We adopted this guidance during the third quarter.
There was no impact to our financial statements upon adoption of either standard.
Presentation of Comprehensive Income
In June 2011, the FASB issued its guidance regarding the presentation of comprehensive income, which was subsequently updated in December 2011. This guidance requires us to present total comprehensive income and its components and the components of net income in either a single continuous statement or two separate but consecutive statements. This guidance impacts the location of the disclosure of comprehensive income within our consolidated financial statements and does not result in a change to the accounting treatment of comprehensive income. Upon adoption of this guidance we have decided to present comprehensive income in a separate but consecutive statement. See the Consolidated Statements of Comprehensive Income as part of our financial statements for the new presentation.
Fair Value Measurements
In May 2011, the FASB amended its guidance about fair value measurement and disclosure. The new guidance was issued in conjunction with a new International Financial Reporting Standards ("IFRS") fair value measurement standard aimed at updating IFRS to conform with U.S. GAAP. We adopted this guidance on January 1, 2012. The adoption of this guidance did not result in modifications to our fair value measurements; however, it resulted in some additional disclosures which are included within Note 17 to this Exhibit 99.4.